Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Offsetting Financial Assets And Financial Liabilities [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
	Assets subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized onthe balance sheet[3]			Assets notsubject to netting arrangements[4]	Total assets
As of 31.12.17, CHF billion	Gross assetsbefore netting	Netting with gross liabilities[2]	Net assetsrecognizedon thebalance sheet	Financialliabilities	Collateralreceived	Assets afterconsideration ofnettingpotential	Assetsrecognizedon thebalance sheet	Total assetsafter considerationof netting potential	Total assetsrecognized on the balancesheet
Cash collateral on securities borrowed	3.7	0.0	3.7	(0.6)	(3.1)	0.0	8.7	8.7	12.4
Reverse repurchase agreements	140.5	(76.8)	63.7	(6.9)	(56.8)	0.0	13.5	13.5	77.2
Positive replacement values	114.3	(2.1)	112.2	(83.5)	(20.7)	8.0	6.0	14.0	118.2
Cash collateral receivables on derivative instruments[1]	21.6	(1.0)	20.6	(11.7)	(0.7)	8.1	2.9	11.0	23.4
Financial assets designated at fair value	0.4	0.0	0.4	0.0	(0.2)	0.2	58.5	58.7	58.9
Total assets	280.5	(79.9)	200.6	(102.7)	(81.6)	16.4	89.6	106.0	290.2

As of 31.12.16, CHF billion
Cash collateral on securities borrowed	4.2	0.0	4.2	(0.9)	(3.3)	0.0	10.9	10.9	15.1
Reverse repurchase agreements	128.4	(71.5)	56.9	(2.1)	(54.8)	0.0	9.3	9.3	66.2
Positive replacement values	152.3	(2.5)	149.8	(113.1)	(26.7)	10.0	8.6	18.6	158.4
Cash collateral receivables on derivative instruments[1]	37.2	(15.1)	22.1	(14.2)	(1.0)	7.0	4.5	11.5	26.7
Financial assets designated at fair value	1.7	0.0	1.7	0.0	(0.6)	1.1	63.7	64.7	65.4
Total assets	323.8	(89.1)	234.7	(130.3)	(86.3)	18.1	97.1	115.2	331.8
1 The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and ETD that are economically settled on a daily basis. Effective 3 January 2017, interest rate swaps and credit derivatives transacted with the Chicago Mercantile Exchange (CME) were legally converted from the previous collateral model to a settlement model resulting in a derecognition of the associated assets and liabilities. Previously, UBS applied IAS 32 netting principles to offset the fair value of CME interest rate swaps with the associated variation margin. Gross cash collateral receivables and payables on derivative instruments and corresponding IAS 32 netting, decreased by approximately CHF 11.4 billion as of 31 December 2017, with no change to net cash collateral receivables and payables on derivative instruments recognized and presented on the balance sheet. 2 The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
	Liabilities subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized on the balance sheet[3]			Liabilities notsubject to netting arrangements[4]	Total liabilities
As of 31.12.17, CHF billion	Grossliabilitiesbeforenetting	Netting with gross assets[2]	Net liabilitiesrecognizedon thebalancesheet	Financialassets	Collateralpledged	Liabilitiesafter consideration of nettingpotential	Liabilitiesrecognizedon thebalance sheet	Total liabilities after considerationof nettingpotential	Total liabilitiesrecognizedon thebalance sheet
Cash collateral on securities lent	1.7	0.0	1.7	(0.6)	(1.2)	0.0	0.1	0.1	1.8
Repurchase agreements	88.4	(76.8)	11.6	(6.9)	(4.7)	0.0	3.6	3.6	15.3
Negative replacement values	111.4	(2.1)	109.4	(83.5)	(15.0)	10.9	6.8	17.7	116.1
Cash collateral payables on derivative instruments[1]	29.5	(1.0)	28.4	(16.3)	(1.2)	11.0	1.8	12.8	30.2
Financial liabilities designated at fair value	1.9	0.0	1.9	0.0	(0.1)	1.8	52.3	54.1	54.2
Total liabilities	233.0	(79.9)	153.0	(107.3)	(22.1)	23.7	64.6	88.3	217.6

As of 31.12.16, CHF billion
Cash collateral on securities lent	2.6	0.0	2.6	(0.9)	(1.7)	0.0	0.2	0.2	2.8
Repurchase agreements	76.7	(71.5)	5.2	(2.1)	(3.1)	0.0	1.4	1.4	6.6
Negative replacement values	146.3	(2.5)	143.9	(113.1)	(16.6)	14.2	10.0	24.2	153.8
Cash collateral payables on derivative instruments[1]	48.5	(15.1)	33.4	(20.8)	(1.4)	11.2	2.1	13.3	35.5
Financial liabilities designated at fair value	2.8	0.0	2.8	0.0	(0.2)	2.6	52.2	54.8	55.0
Total liabilities	276.9	(89.1)	187.9	(137.0)	(22.9)	28.0	65.9	93.9	253.7
1 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and ETD that are economically settled on a daily basis. Effective 3 January 2017, interest rate swaps and credit derivatives transacted with the Chicago Mercantile Exchange (CME) were legally converted from the previous collateral model to a settlement model resulting in a derecognition of the associated assets and liabilities. Previously, UBS applied IAS 32 netting principles to offset the fair value of CME interest rate swaps with the associated variation margin. Gross cash collateral receivables and payables on derivative instruments and corresponding IAS 32 netting, decreased by approximately CHF 11.4 billion as of 31 December 2017, with no change to net cash collateral receivables and payables on derivative instruments recognized and presented on the balance sheet. 2 The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding directly to the amounts presented in the “Netting with gross liabilities” column in the assets table presented on the previous page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.

UBS AG
Disclosure Offsetting Financial Assets And Financial Liabilities [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
	Assets subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized onthe balance sheet[3]			Assets notsubject to netting arrangements[4]	Total assets
As of 31.12.17, CHF billion	Gross assetsbefore netting	Netting with gross liabilities[2]	Net assetsrecognizedon thebalance sheet	Financialliabilities	Collateralreceived	Assets afterconsideration ofnettingpotential	Assetsrecognizedon thebalance sheet	Total assetsafter considerationof netting potential	Total assetsrecognized on the balancesheet
Cash collateral on securities borrowed	3.7	0.0	3.7	(0.6)	(3.1)	0.0	8.7	8.7	12.4
Reverse repurchase agreements	140.5	(76.8)	63.7	(6.9)	(56.8)	0.0	13.5	13.5	77.2
Positive replacement values	114.3	(2.1)	112.2	(83.5)	(20.7)	8.0	6.0	14.0	118.2
Cash collateral receivables on derivative instruments[1]	21.6	(1.0)	20.6	(11.7)	(0.7)	8.1	2.9	11.0	23.4
Financial assets designated at fair value	0.4	0.0	0.4	0.0	(0.2)	0.2	58.1	58.4	58.6
Total assets	280.5	(79.9)	200.6	(102.7)	(81.6)	16.4	89.2	105.6	289.9
As of 31.12.16, CHF billion
Cash collateral on securities borrowed	4.2	0.0	4.2	(0.9)	(3.3)	0.0	10.9	10.9	15.1
Reverse repurchase agreements	128.4	(71.5)	56.9	(2.1)	(54.8)	0.0	9.3	9.3	66.2
Positive replacement values	152.3	(2.5)	149.8	(113.1)	(26.7)	10.0	8.6	18.6	158.4
Cash collateral receivables on derivative instruments[1]	37.2	(15.1)	22.1	(14.2)	(1.0)	7.0	4.5	11.5	26.7
Financial assets designated at fair value	1.7	0.0	1.7	0.0	(0.6)	1.1	63.3	64.4	65.0
Total assets	323.8	(89.1)	234.7	(130.3)	(86.3)	18.1	96.7	114.8	331.5
1 The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and ETD that are economically settled on a daily basis. Effective 3 January 2017, interest rate swaps and credit derivatives transacted with the Chicago Mercantile Exchange (CME) were legally converted from the previous collateral model to a settlement model resulting in a derecognition of the associated assets and liabilities. Previously, UBS applied IAS 32 netting principles to offset the fair value of CME interest rate swaps with the associated variation margin. Gross cash collateral receivables and payables on derivative instruments and corresponding IAS 32 netting, decreased by approximately CHF 11.4 billion as of 31 December 2017, with no change to net cash collateral receivables and payables on derivative instruments recognized and presented on the balance sheet. 2 The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
	Liabilities subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized on the balance sheet[3]			Liabilities notsubject to netting arrangements[4]	Total liabilities
As of 31.12.17, CHF billion	Grossliabilitiesbeforenetting	Netting with gross assets[2]	Net liabilitiesrecognizedon thebalancesheet	Financialassets	Collateralpledged	Liabilitiesafter consideration of nettingpotential	Liabilitiesrecognizedon thebalance sheet	Total liabilities after considerationof nettingpotential	Total liabilitiesrecognizedon thebalance sheet
Cash collateral on securities lent	1.7	0.0	1.7	(0.6)	(1.2)	0.0	0.1	0.1	1.8
Repurchase agreements	88.4	(76.8)	11.6	(6.9)	(4.7)	0.0	3.6	3.6	15.3
Negative replacement values	111.4	(2.1)	109.4	(83.5)	(15.0)	10.9	6.8	17.7	116.1
Cash collateral payables on derivative instruments[1]	29.5	(1.0)	28.4	(16.3)	(1.2)	11.0	1.8	12.8	30.2
Financial liabilities designated at fair value	1.9	0.0	1.9	0.0	(0.1)	1.8	52.3	54.1	54.2
Total liabilities	233.0	(79.9)	153.0	(107.3)	(22.1)	23.7	64.6	88.3	217.6

As of 31.12.16, CHF billion
Cash collateral on securities lent	2.6	0.0	2.6	(0.9)	(1.7)	0.0	0.2	0.2	2.8
Repurchase agreements	76.7	(71.5)	5.2	(2.1)	(3.1)	0.0	1.4	1.4	6.6
Negative replacement values	146.3	(2.5)	143.9	(113.1)	(16.6)	14.2	10.0	24.2	153.8
Cash collateral payables on derivative instruments[1]	48.5	(15.1)	33.4	(20.8)	(1.4)	11.2	2.1	13.3	35.5
Financial liabilities designated at fair value	2.8	0.0	2.8	0.0	(0.2)	2.6	52.2	54.8	55.0
Total liabilities	276.9	(89.1)	187.9	(137.0)	(22.9)	28.0	65.9	93.9	253.7
1 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and ETD that are economically settled on a daily basis. Effective 3 January 2017, interest rate swaps and credit derivatives transacted with the Chicago Mercantile Exchange (CME) were legally converted from the previous collateral model to a settlement model resulting in a derecognition of the associated assets and liabilities. Previously, UBS applied IAS 32 netting principles to offset the fair value of CME interest rate swaps with the associated variation margin. Gross cash collateral receivables and payables on derivative instruments and corresponding IAS 32 netting, decreased by approximately CHF 11.4 billion as of 31 December 2017, with no change to net cash collateral receivables and payables on derivative instruments recognized and presented on the balance sheet. 2 The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding directly to the amounts presented in the “Netting with gross liabilities” column in the assets table presented on the previous page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.